Risk management - Market risk and funding and liquidity risk - Additional information (Details) € in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€) Decimal	Dec. 31, 2020 EUR (€)
Disclosure Of Market Risk Exposure [Table]
Investments in associates and joint ventures	€ 1,587	€ 1,475
Financial assets	€ 951,934	€ 916,942
Non Derivative Liabilities Have Yet To Transition To Alternative Benchmark Rates [Member]
Disclosure Of Market Risk Exposure [Table]
Number of contracts that have yet to transition to alternative benchmark rate | Decimal	34
Derivative Financial Instruments To Transition To Alternative Benchmarks [Member] | Derivatives By Benchmark Rate [Member]
Disclosure Of Market Risk Exposure [Table]
Nominal value	441,916	511,196
Non-derivative financial instruments linked to non-USD LIBOR [member]
Disclosure Of Market Risk Exposure [Table]
Financial assets	€ 765	€ 8,004
Financial liabilities	€ 23	1,078
Number of contracts that have yet to transition to alternative benchmark rate | Decimal	32
Committed undrawn credit facilities	€ 534	6,735
Remaining financial instruments percent linked to USD Libor	98.00%
Number Of Contract Fully Drawan | Decimal	15
Derivative financial instruments linked to non-USD LIBOR [Member]
Disclosure Of Market Risk Exposure [Table]
Financial assets	€ 822	153,391
Number of contracts that have yet to transition to alternative benchmark rate | Decimal	19
Equity Security at FVOCI [Member]
Disclosure Of Market Risk Exposure [Table]
Investments in associates and joint ventures	€ 2,457	1,862
Increase (decrease) in financial assets	595
Revaluation reserve equity securities [member]
Disclosure Of Market Risk Exposure [Table]
FVOCI revaluation reserve	1,282	€ 1,181
Increase (decrease) in financial assets	€ 101